Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Schedule of estimated useful lives for property, plant and equipment
Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	79,210,649	128,854,649	63,710,958	9,184,224

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	3.08	5.01	2.48	0.36

Schedule of major reclassification of accounts and effect of the changes on the balance sheet and statements of statements of income

Major reclassification of accounts	Effect of the changes on the balance sheet as of December 31, 2015 and the statements of income for the years ended December 31, 2014 and 2015:
Debt issuance costs related to the Bonds reported in the balance sheet as a direct deduction from the face amount of the Bonds (FASB ASC Topic 835-30-45-1A)

Unamortized debt issuance costs of RMB427,908 associated to 2013 Bonds which were previously recorded as prepaid expenses in current assets, are net off with the Bonds payable in connection with 2013 Bonds as of December 31, 2015. Bonds payable in connection with 2013 Bonds as of December 31, 2015 was changed to RMB319,572,092 accordingly.

Relevant disclosures about unamortized debt issuance costs associated to 2013 Bonds were amended in Note 14 and Note 18 to conform to the current presentation accordingly.

Amortization of debt issuance costs shall be reported as interest expense (FASB ASC Topic 835-30-45-3)

The amortization of debt issuance costs of the Bonds were previously presented as a separated line item in the statements of income. The amortized debt issuance costs of the Bonds of RMB5,134,902 and RMB5,134,902 for the years ended December 31, 2014 and 2015, respectively, were currently included in the interest expense in the statements of income for the periods presented.

Relevant disclosures and presentation about the amortization of debt issuance costs associated to 2013 Bonds were amended in Note 14 and Note 18 to conform to the current presentation accordingly.